Severance Indemnities and Pension Plans (Reconciliation of Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		¥ 1,420,377
Fair value of plan assets at end of fiscal year		1,322,670	¥ 1,420,377
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		4,754
Fair value of plan assets at end of fiscal year		4,837	4,754
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		26,680
Fair value of plan assets at end of fiscal year		19,543	26,680
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		262,681
Fair value of plan assets at end of fiscal year		251,936	262,681
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		81,968
Fair value of plan assets at end of fiscal year		100,462	81,968
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	[1]	109,795
Fair value of plan assets at end of fiscal year	[1]	82,330	109,795
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		5,024
Fair value of plan assets at end of fiscal year		4,621	5,024
Level 3 [Member] | Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		1,071	414
Defined benefit plan, Realized gains (losses)		4	30
Defined benefit plan, Unrealized gains (losses)		49	(18)
Defined benefit plan, Purchase, sales and settlements		(94)	645
Defined benefit plan, Transfer into Level 3
Defined benefit plan, Transfer out of Level 3
Fair value of plan assets at end of fiscal year		1,030	1,071
Level 3 [Member] | Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		1,071	208
Defined benefit plan, Realized gains (losses)		4	(6)
Defined benefit plan, Unrealized gains (losses)		49	(18)
Defined benefit plan, Purchase, sales and settlements		(94)	887
Fair value of plan assets at end of fiscal year		1,030	1,071
Level 3 [Member] | Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year			206
Defined benefit plan, Realized gains (losses)			36
Defined benefit plan, Purchase, sales and settlements			(242)
Level 3 [Member] | Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		155	760
Defined benefit plan, Realized gains (losses)			51
Defined benefit plan, Unrealized gains (losses)		(3)	(2)
Defined benefit plan, Purchase, sales and settlements		36	(654)
Defined benefit plan, Transfer into Level 3
Defined benefit plan, Transfer out of Level 3
Fair value of plan assets at end of fiscal year		188	155
Level 3 [Member] | Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		155	760
Defined benefit plan, Realized gains (losses)			51
Defined benefit plan, Unrealized gains (losses)		(3)	(2)
Defined benefit plan, Purchase, sales and settlements		36	(654)
Fair value of plan assets at end of fiscal year		¥ 188	¥ 155

[1]	Other investment funds of the foreign offices and subsidiaries include mutual funds and real estate funds of ¥93,821 million and ¥516 million, respectively, which were held by MUFG Americas Holdings at December 31, 2017 and ¥68,556 million and nil, respectively, at December 31, 2018.